CAPITAL STOCK - Disclosure of detailed information about options, valuation assumptions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) year	Dec. 31, 2020 USD ($) year	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Capital Stock [Abstract]
Expected option life (years) | year	3.56	3.56
Expected volatility	54.90%	54.09%
Expected dividend yield	$ 0	$ 0
Risk-free interestrate	0.72%	0.34%
Expected forfeiture rate	1.00%	1.00%
Fair value per share			$ 4.12		$ 4.76
Total fair value				$ 5,137		$ 798